Patent Rights	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Patent Rights [Abstract]
Patent Rights
4.	PATENT RIGHTS

For the three months ended March 31, 2020	Cost	Accumulated Amortization & Impairment Losses	Net Book Value
Balance at December 31, 2019	$1,856,750	$(255,005)	$1,601,745

Additions during the quarter	56,130	-	56,130
Amortization in the quarter	-	(8,410)	(8,410)
Balance at March 31, 2020	$1,912,880	$(263,415)	$1,649,465

Balance at December 31, 2018	$1,398,713	$(226,228)	$1,172,485

Additions during the quarter	53,758	-	53,758
Amortization in the quarter	-	(6,175)	(6,175)
Balance at March 31, 2019	$1,452,471	$(232,403)	$1,220,068

4 .	PATENT RIGHTS

For the year ended December 31, 2019	Cost	Accumulated Amortization & Impairment Losses	Net Book Value
Balance at January 1, 2018	$978,126	$(203,901)	$774,225
Additions during the year	420,587	—	420,587
Amortization in the year	—	(22,327)	(22,327)
Balance at December 31, 2018	$1,398,713	$(226,228)	$1,172,485
Additions during the year	458,037	—	458,037
Amortization in the year	—	(28,777)	(28,777)

Balance at December 31, 2019	$1,856,750	$(255,005)	$1,601,745